PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2024	2025
	US$’000	US$’000
Other receivables – Third parties**	337	1,519
Allowance for credit loss	–	(1,514)
Other receivables, net – Third parties**	337	5

Deposits	6	11
GST receivable	7	5
Margin deposits *	66	318
Unrealized gain on commodity future contract, at fair value	–	9
Prepayment to suppliers – Third parties***	3,075	2,166
	3,491	2,514

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*

As of December 31, 2024, other receivables mainly represented amounts reclassified from prepayments to suppliers in the prior year following the cancellation of the related procurement agreements. Under the repayment schedule, approximately US$300,000 was expected to be repaid within one year and approximately US$1,177,000 thereafter. The Company assessed the receivables for expected credit losses and recognized a provision of allowance for credit loss of approximately US$285,000 during the year ended December 31, 2024. No provision of allowance for credit loss was recognized during the year ended December 31, 2023. As a result, among the other receivables, net of approximately US$1,192,000, approximately US$300,000 was classified as current assets and approximately US$892,000 was classified as non-current assets based on the repayment terms.

As of December 31, 2025, gross other receivables of approximately US$1,177,000 were classified as current assets in accordance with the repayment terms. The Company subsequently assessed that the suppliers failed to comply with the agreed repayment terms. Together with other long-aged receivables of approximately US$37,000, the Company identified a significant increase in credit risk and recognized additional allowance for credit losses of approximately US$1,229,000 during the year ended December 31, 2025. Accordingly, the allowance for credit losses increased from approximately US$285,000 to approximately US$1,514,000.

Provision of allowance for credit loss for the years ended December 31, 2024 and 2025 are included in “General and administrative expenses” in the consolidated statements of operations and comprehensive income/(loss).

**	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd., Stonex Markets LLC and Olam Global Agri Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 14).
***	The amounts represent payments made to third parties for marketing and business development services to be amortized for a period of time based on contract periods specified in the service agreements. During the years ended December 31, 2023, 2024 and 2025, amortization of prepaid expenses of US$nil, US$1,393,000 and US$1,393,000, was recognized and included in “General and administrative expenses” in the consolidated statements of operations and comprehensive income/(loss), respectively.